Note D - Investments In Real Estate Loans (Detail) - Non-Performing Loans (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Non-Performing Loans	19		24		18
Allowance for Loan Losses	$ 3,573,000	[1]	$ 26,247,000
Non Performing Loans [Member] | Commercial Loans [Member]
Number of Non-Performing Loans	1		4
Balance	2,450,000		22,114,000
Allowance for Loan Losses	(2,000,000)		(19,570,000)
Net Balance	450,000		2,544,000
Non Performing Loans [Member] | Land Loan [Member] | End of Period [Member]
Number of Non-Performing Loans			5
Balance			29,564,000
Allowance for Loan Losses			(19,570,000)
Net Balance			9,994,000
Non Performing Loans [Member] | Land Loan [Member]
Number of Non-Performing Loans			1
Balance			7,450,000
Net Balance			7,450,000
Non Performing Loans [Member]
Allowance for Loan Losses	$ 2,000,000	[1]	$ 19,570,000	[1]
Commercial Loans [Member]
Number of Non-Performing Loans	16		19
Land Loan [Member]
Number of Non-Performing Loans	3		3

[1]	Please refer to Specific Reserve Allowances below.